Schedule I Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 82,715,851	[1]
Amount at which shown in the consolidated balance sheets	88,992,022
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	73,174,312	[1]
Fair Value	79,457,497
Amount at which shown in the consolidated balance sheets	79,433,406
Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	72,953,379	[1]
Fair Value	79,211,785
Amount at which shown in the consolidated balance sheets	79,211,785
Fixed-maturity securities | Available-for-sale Securities | U.S. Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,127,783	[1]
Fair Value	1,232,954
Amount at which shown in the consolidated balance sheets	1,232,954
Fixed-maturity securities | Available-for-sale Securities | Non Government backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	130,703	[1]
Fair Value	145,350
Amount at which shown in the consolidated balance sheets	145,350
Fixed-maturity securities | Available-for-sale Securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,718,229	[1]
Fair Value	7,540,942
Amount at which shown in the consolidated balance sheets	7,540,942
Fixed-maturity securities | Available-for-sale Securities | Foreign Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	308,633	[1]
Fair Value	311,675
Amount at which shown in the consolidated balance sheets	311,675
Fixed-maturity securities | Available-for-sale Securities | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,482,698	[1]
Fair Value	6,328,249
Amount at which shown in the consolidated balance sheets	6,328,249
Fixed-maturity securities | Available-for-sale Securities | Corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	45,725,053	[1]
Fair Value	49,497,457
Amount at which shown in the consolidated balance sheets	49,497,457
Fixed-maturity securities | Available-for-sale Securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	13,415,946	[1]
Fair Value	14,097,897
Amount at which shown in the consolidated balance sheets	14,097,897
Fixed-maturity securities | Available-for-sale Securities | Collateralized mortgage obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,697	[1]
Fair Value	12,032
Amount at which shown in the consolidated balance sheets	12,032
Fixed-maturity securities | Available-for-sale Securities | Collateralized debt obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	33,637	[1]
Fair Value	45,229
Amount at which shown in the consolidated balance sheets	45,229
Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	40,535	[1]
Fair Value	41,223
Amount at which shown in the consolidated balance sheets	41,223
Fixed-maturity securities | Trading Securities | U.S. Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	40,535	[1]
Fair Value	41,223
Amount at which shown in the consolidated balance sheets	41,223
Fixed-maturity securities | Held-to-maturity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	180,398	[1]
Fair Value	204,489
Amount at which shown in the consolidated balance sheets	180,398
Fixed-maturity securities | Held-to-maturity Securities | Corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	82	[1]
Fair Value	97
Amount at which shown in the consolidated balance sheets	82
Fixed-maturity securities | Held-to-maturity Securities | Collateralized debt obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	180,316	[1]
Fair Value	204,392
Amount at which shown in the consolidated balance sheets	180,316
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	303,172	[1]
Fair Value	320,249
Amount at which shown in the consolidated balance sheets	320,249
Equity securities | Available-for-sale Securities | Common stocks, Industrial and miscellaneous
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,180	[1]
Fair Value	6,226
Amount at which shown in the consolidated balance sheets	6,226
Equity securities | Trading Securities | Common stocks, Industrial and miscellaneous
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	296,992	[1]
Fair Value	314,023
Amount at which shown in the consolidated balance sheets	314,023
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,238,367	[1]
Amount at which shown in the consolidated balance sheets	9,238,367
Other Investments | Mortgage Loans on Real Estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	7,182,169	[1]
Amount at which shown in the consolidated balance sheets	7,182,169
Other Investments | Short-term Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	47,897	[1]
Amount at which shown in the consolidated balance sheets	47,897
Other Investments | Derivative
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	721,736	[1]
Amount at which shown in the consolidated balance sheets	721,736
Other Investments | Loans Related to Affiliated Companies and Other Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	850,115	[1]
Amount at which shown in the consolidated balance sheets	850,115
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	160,141	[1]
Amount at which shown in the consolidated balance sheets	160,141
Other Investments | Acquired Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	201,268	[1]
Amount at which shown in the consolidated balance sheets	201,268
Other Investments | Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	75,041	[1]
Amount at which shown in the consolidated balance sheets	$ 75,041

[1]	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.